OTHER ASSETS	12 Months Ended
Dec. 31, 2023
Subclassifications of assets, liabilities and equities [abstract]
OTHER ASSETS	OTHER ASSETS

(US$ MILLIONS)	2023	2022
Current
Work in progress (1)	$167	$435
Prepayments and other assets	305	391
Assets held for sale	17	300
Total current	$489	$1,126
Non-current
Prepayments and other assets	$248	$340
Total non-current	$248	$340
____________________________________
(1)See Note 18 for additional information.